Equity Transactions (Details Narrative) 10Q - USD ($)							1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 08, 2018	Mar. 28, 2018	Feb. 21, 2018	Jan. 29, 2018	Sep. 16, 2017	May 22, 2017	Feb. 28, 2018	Jan. 31, 2018	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of common stock shares issued, shares											1,679,276
Number of common stock shares issued, value											$ 2,978,500	$ 796,000	$ 1,524,030
Stock issued price per share											$ 0.50
Number of common stock shares issued for service, value											$ 1,547,429	$ 2,088,160
Number of common stock shares issued upon conversion				1,250,000								1,026,195
Shares issued upon exercise of option											487,620
Shares issued upon exercise of option, value											$ 34,133
Warrants to purchase shares of common stock			2,000,000		275,000	100,000					500,000
Warrant exercise price per share			$ 0.25		$ 0.08	$ 0.40					$ 0.14
Stock repurchase											$ 20,000		$ 166,226
Number of stock options granted											16,831,272	13,210,000	5,860,000
Exercise price of common stock granted											$ 0.46	$ 0.17	$ 0.09
Fair value of stock options grants											$ 8,019,558	$ 1,781,000	$ 462,000
Expense recognized relating to stock options												418,389
Unrecognized stock based compensation expense										$ 457,881	$ 5,944,834	$ 837,120	457,881
Warrants issued for derivative liability			2,000,000								500,000
Warrant granted shares	2,446,700
Secured debt	$ 1,248,833
Fair value of warrant	$ 1,074,602										$ 1,074,602		$ 455,975
Warrants expire date			Feb. 20, 2023		Mar. 15, 2018	May 21, 2019
Warrants [Member]
Weighted average exercise price of warrants											$ 0.34	$ 0.19	$ 0.08
Number of cash and cashless exercise											11,917,705
Warrant exercise											$ 22,000
Equity Option [Member]
Shares issued upon exercise of option											487,620
Shares issued upon exercise of option, value											$ 34,133
Number of cash exercise of option during period											487,620
Expense recognized relating to stock options											$ 1,413,304
Warrant [Member]
Shares issued upon exercise of option											14,683,075
Shares issued upon exercise of option, value											$ 22,000
Number of cash exercise of option during period											11,917,705
Weighted average exercise price of warrants											$ 0.09
Investor [Member]
Number of common stock shares issued, shares											17,459,067
Number of common stock shares issued, value											$ 2,978,500
Stock repurchase, shares											700,000
Stock repurchase											$ 20,000
Investor [Member] | Minimum [Member]
Stock issued price per share											$ 0.06
Investor [Member] | Maximum [Member]
Stock issued price per share											$ 1.00
Employees and Vendors [Member]
Number of common stock shares issued for service											4,790,181
Number of common stock shares issued for service, value											$ 1,547,429
Officers and Directors [Member]
Number of common stock shares issued for service											4,500,000
Number of common stock shares issued for service, value											$ 1,539,000
Note Holder [Member]
Number of common stock shares issued, shares									50,000	240,000
Number of common stock shares issued, value									$ 12,500	$ 21,600
Number of common stock shares issued upon conversion											18,647,831
Warrants to purchase shares of common stock											1,000,000	4,830,000
Warrant exercise price per share											$ 0.14	$ 0.15
Warrants expire date											Jan. 31, 2023
CEO [Member]
Conversion of stock, amount converted		$ 582,333
Conversion of stock, shares converted		407,226
Fair value of shares issued		$ 582,333
Kodiak [Member]
Shares issued upon exercise of option							3,048,105	3,048,105
Shares issued upon exercise of option, value							$ 1,000,000	$ 1,000,000
Warrants to purchase shares of common stock											2,000,000
Warrant exercise price per share											$ 0.25